Other disclosures - Acquisition of businesses - Narrative (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 DKK (kr) business	Dec. 31, 2024 DKK (kr) site	Dec. 18, 2024 USD ($) site	Dec. 18, 2024 DKK (kr) site
Disclosure of detailed information about business combination [line items]
Number of businesses acquired | business	0
Catalent, Inc
Disclosure of detailed information about business combination [line items]
Number of sites acquired | site		3	3	3
Cash consideration transferred			$ 11,723	kr 82,146
Decrease to property, plant and equipment	kr 805
Decrease in intangible assets	221
Decrease in goodwill	48
Other acquisi-tions
Disclosure of detailed information about business combination [line items]
Cash consideration transferred	kr 681	kr 681
Settlement from closing mechanism (receivable)		0
Fill-finish sites (Catalent)
Disclosure of detailed information about business combination [line items]
Settlement from closing mechanism (receivable)		kr 1,004